Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
Ordinary Shares

10. Ordinary Shares

The Company’s authorized ordinary shares include:

i)	852,581,250 Class A shares of US$0.0000695652173913043 par value each; and

ii)	225,543,750 Class B shares of US$0.0000695652173913043 par value each.

Share issuances

On February 12, 2025, the Company’s board of directors passed unanimous written resolutions to approve, among other things, the issuance of 225,000 Class A ordinary shares (323,438 shares after the Second Share Subdivision as disclosed below) to Chung Shing Paul Tsang, the Company’s independent director. Additional information regarding share-based compensation is included in Note 12 - Stock-based compensation.

On October 22, 2025, the Company closed its initial public offering (the “IPO”) of 5,000,000 Class A ordinary shares, par value US$0.0000695652173913043 per share. The Class A ordinary shares were priced at $6.00 per share, and the offering was conducted on a firm commitment basis. Total gross proceeds from the IPO were US$30,000,000. After deducting total issuance costs, the Company received net proceeds of US$26,878,358.

Share Subdivisions, Share Capital Increase and Share Issuance

On February 3, 2025, the Company’s board of directors passed unanimous written resolutions to approve, among other things, a subdivision of the Company’s authorized and issued share capital on a 1:10 basis (the “February 2025 Share Subdivision”), such that (i) the authorized share capital of the Company be amended from US$50,000 divided into 39,540,000 Class A ordinary shares of par value US$0.001 each and 10,460,000 Class B ordinary shares of par value US$0.001 each to US$50,000 divided into 395,400,000 Class A ordinary shares of par value US$0.0001 each and 104,600,000 Class B ordinary shares of par value US$0.0001 each and (ii) the issued share capital of the Company be amended from 3,954,000 Class A ordinary shares of par value US$0.001 each and 1,046,000 Class B ordinary shares of par value US$0.001 each to 39,540,000 Class A ordinary shares of par value US$0.0001 each and 10,460,000 Class B ordinary shares of par value US$0.0001 each.

Through the same set of resolutions, the Company’s board of directors approved an increase in the Company’s authorized share capital from US$50,000 divided into 395,400,000 Class A ordinary shares of par value US$0.0001 each and 104,600,000 Class B ordinary shares of par value US$0.0001 each to US$75,000 divided into 593,100,000 Class A ordinary shares of par value US$0.0001 each and 156,900,000 Class B ordinary shares of par value US$0.0001 each (the “Share Capital Increase”), and the issuance of an aggregate of 19,770,000 Class A ordinary shares and 5,230,000 Class B ordinary shares to existing shareholders of the Company on a pro rata basis (the “Share Issuance”).

On July 16, 2025, the Company’s board of directors passed unanimous written resolutions to approve, among other things, a subdivision of the Company’s authorized and issued share capital on a 1:1.4375 basis (the “July 2025 Share Subdivision”), such that the authorized share capital of the Company be amended to US$75,000 divided into 852,581,250 Class A Ordinary Shares of par value US$0.0000695652173913043 each and 225,543,750 Class B Ordinary Shares of par value US$0.0000695652173913043 each. After the July 2025 Share Subdivision, as of December 31, 2025, the issued and outstanding Class A Ordinary Shares is 90,581,566 and the issued and outstanding Class B Ordinary Shares is 22,554,375.

The effects of the February 2025 Share Subdivision, the July 2025 Share Subdivision, the Share Capital Increase, and the Share Issuance have been retrospectively applied to all relevant financial data, including shares outstanding, earnings per share, and any other per-share metrics disclosed in the financial statements.

Dividends

On January 15, 2024, the Company declared dividends of US$5,000,000 to its shareholders, payable in USDT. In February 2024, all of the US$5,000,000 dividend was paid in USDT.

On June 23, 2025, the Company declared dividends of US$5,000,000 to its shareholders, payable in either cash or by a distribution in specie of USDT. By June 30, 2025, all of the US$5,000,000 was paid to the shareholders, among which US$949,000 was paid in USDT.